Schedule of Statement of Operation Derivative Instruments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Change in fair value of derivative liability					$ 10,882,241
Change in fair value of derivative liability	$ 8,324,802	$ (1,482,621)	$ 8,599,666	$ (1,482,621)